Pension And Postretirement Benefits (Other Changes Recognized in Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit		$ 2,765	$ 2,249	$ 1,140
Amortization of prior service cost (credit)		(782)	(588)	(460)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	583	641	92	102
Prior service (cost) credit		0	559	0
Amortization of prior service cost (credit)		(58)	(10)	(10)
Total recognized in other comprehensive (income) loss		(58)	549	(10)
Balance at end of year		583	641	92
Amortization of prior service cost (credit) - before tax	(58)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	6,812	4,766	3,655	2,951
Prior service (cost) credit		2,765	1,686	1,134
Amortization of prior service cost (credit)		(719)	(575)	(430)
Total recognized in other comprehensive (income) loss		2,046	1,111	704
Balance at end of year		6,812	4,766	3,655
Amortization of prior service cost (credit) - before tax	(898)
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit		(1)	(1)	6
Amortization of prior service cost (credit)		0	0	1
Total recognized in other comprehensive (income) loss		$ (1)	$ (1)	$ 7